5. Inventory And Work In Process (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Work in process	16,303,495	23,687,248	$ 2,616,892
Purchased hardware and software held for resale	5,463,370	8,822,088	876,931
Less: Inventory provision	(2,467,133)	(4,507,846)	(396,002)
Total inventories, net	19,299,732	28,001,490	$ 3,097,821